AGREEMENT TO SELL COMMERICAL SEED BUSINESS	12 Months Ended
Sep. 30, 2016
Agreement To Sale Subsidiary or Equity Method Investee [Abstract]
Agreement To Sale Subsidiary or Equity Method Investee [Text Block]
25.	AGREEMENT TO SELL COMMERICAL SEED BUSINESS

On September 26, 2016, the Company entered into a Master Transaction Agreement to sell its seed production and distribution business to Beijing Shihui, a related party. The overall transaction will be conducted in two steps. The first step will be the sale of the equity held by Beijing Origin of each of the Denong, Changchun Origin and Linze Origin companies, and the second step will be the sale of a company holding the assets of Beijing Origin’s branch in Zhengzhou (“Zhengzhou Branch”) and the office building in Beijing, PRC. Beijing Origin will also orchestrate with the parties that own minor percentages of Changchun Origin, not now owned by Beijing Origin, to purchase their ownership equity amounts so that the Buyer acquires from Beijing Origin all of the equity of Changchun Origin in the first step of the transaction. The second step requires Beijing Origin to effect a restructuring to form a company to own the current office building located in Beijing, PRC and certain other assets (together the “Zhengzhou Branch Assets”), which company will be sold to the Buyer so as to transfer the building and assets to the Buyer. By separate agreement the Buyer will enter into license arrangements to pay Beijing Origin a royalty for the present and future seed portfolio and a technology access fee for the research and development effort that Beijing Origin will provide going forward in the areas of product discovery and development, hybrid registration, trait integration and intellectual property protection.

At the first closing, the Buyer will pay to Beijing Origin RMB200 million, for the 98.58% equity ownership interest in Denong, 100% equity ownership interest in Changchun Origin and 100% equity ownership interest in Linze Origin (together the “VIE Subsidiaries”). The first closing is conditioned (among other things) on Beijing Origin acquiring the current minority percentage ownership of Changchun Origin that is held by the Company’s Chairman, so as to deliver to the Buyer 100% of the equity ownership of Changchun Origin. The minority interest of Denong will continue to be held by two third parties and will not be sold to the Buyer. At the second closing, the Buyer will pay to Beijing Origin RMB190 million and the RMB10 million deposits, which has been received in September 2016, will be used to settle for the 100% ownership interest in an entity formed by Beijing Origin as part of its reorganization to hold the Zhengzhou Branch Assets. The total consideration to be paid to Beijing Origin will be RMB400 million.

The Buyer will assume the outstanding liabilities of the VIE Subsidiaries and the Zhengzhou Branch Assets, except for certain outstanding bank loans. The current bank loans aggregating RMB100 million will be transferred to Beijing Origin, subject to the approval and agreement of the bank lenders. If the bank loans cannot be transferred, then the purchase price will be reduced for the outstanding amount due, but any guarantees provided by the Company’s Chairman, Dr. Han Gengchen(“Dr. Han”) will be terminated without liability to Beijing Origin or Dr. Han.

Beijing Origin has agreed to use its reasonable best efforts (i) to complete the restructuring of the Company so as to be able to complete the second closing, to acquire the portion of Changchun Origin that it does not own, and to transfer certain assets, the assets of Beijing Origin’s branch in Linze, to Linze Origin. Additionally, all intercompany accounts between Beijing Origin and its retained affiliates, on the one hand, and the VIE Subsidiaries, on the other hand, regardless of any due dates, existing prior to the first closing will be paid in full before or at the first closing. The Buyer and Beijing Origin will negotiate separate license agreements regarding the Buyer’s continued use of the trademarks and trade names owned by Beijing Origin and licensing designated seeds developed by Beijing Origin or Beijing Biotechnology. Origin Agritech and Beijing Origin are jointly responsible for all transfer, documentary, sales, use, stamp, recording, value added, registration, conveying taxes and fees in connection with the sale of the various types of assets to Buyer.

Beijing Origin has agreed that for ten years after the closing, without the written consent of the Buyer, it and its affiliated entities will not directly conduct any business in the distribution of crop seeds in the PRC, except for the distribution of crop seeds in Xinjiang province by Xinjiang Origin. This limitation will not prohibit Origin, Beijing Origin or BioTech from conducting the businesses of crop seed licensing, transgenic materials licensing, transgenic traits licensing or other activities related to its intellectual property in the PRC. This non-competition provision will terminate if more than 50% of the equity interest or assets of the Company are acquired by an independent third party during the restrictive period.

To be able to complete the transaction, the transaction will need to be approved by shareholders.